SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning balance		4,386,234
Weighted average exercise price, beginning balance	$ 6.17	$ 6.58
Number of warrants exercise	(528,507)	(1,330,300)
Number of warrants outstanding, beginning balance	4,928,329
Number of expiry of warrants	(8,966)
Number of warrants outstanding, beginning balance	4,620,544	4,928,329
Weighted average exercise price, ending balance	$ 6.39	$ 6.17
January 2024 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		651,062
July 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		1,200,000
October 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		21,333
January 2025 private placement [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued	229,688